Eaton Vance
Connecticut Municipal Income Fund
April 30, 2024
Portfolio of Investments (Unaudited)

Corporate Bonds — 0.9%
Security	Principal Amount (000's omitted)	Value
Education — 0.9%
Yale University, 0.873%, 4/15/25	$1,000	$ 957,803
Total Corporate Bonds (identified cost $928,000)		$ 957,803

Tax-Exempt Municipal Obligations — 92.9%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.9%
Connecticut, (Revolving Fund):
Green Bonds, 5.00%, 5/1/34	$1,000	$ 1,054,140
Green Bonds, 5.00%, 5/1/37	1,000	1,042,110
		$ 2,096,250
Education — 25.5%
Connecticut Health and Educational Facilities Authority, (Avon Old Farms School):
4.00%, 7/1/41	$600	$ 575,640
5.00%, 7/1/30	175	191,072
Connecticut Health and Educational Facilities Authority, (Brunswick School):
5.00%, 7/1/36	530	597,464
5.00%, 7/1/37	375	420,326
5.00%, 7/1/38	250	277,818
Connecticut Health and Educational Facilities Authority, (Connecticut College), 4.00%, 7/1/36	1,225	1,230,120
Connecticut Health and Educational Facilities Authority, (Fairfield University), 4.00%, 7/1/42	2,500	2,445,450
Connecticut Health and Educational Facilities Authority, (Hopkins School), 5.25%, 7/1/47	1,725	1,836,504
Connecticut Health and Educational Facilities Authority, (Quinnipiac University):
4.125%, 7/1/41	975	965,201
5.00%, 7/1/34	1,475	1,511,226
5.00%, 7/1/48	1,000	1,038,220
Connecticut Health and Educational Facilities Authority, (Sacred Heart University):
4.00%, 7/1/45	1,000	957,970
5.00%, 7/1/37	810	831,384
Connecticut Health and Educational Facilities Authority, (The Taft School):
4.00%, 7/1/28	135	138,818
4.00%, 7/1/29	100	103,055
Security	Principal Amount (000's omitted)	Value
Education (continued)
Connecticut Health and Educational Facilities Authority, (The Taft School): (continued)
4.00%, 7/1/30	$125	$ 128,898
4.00%, 7/1/33	430	439,357
4.00%, 7/1/34	1,130	1,154,125
4.00%, 7/1/36	560	567,420
Connecticut Health and Educational Facilities Authority, (University of New Haven):
5.00%, 7/1/34	810	819,680
5.00%, 7/1/35	850	858,593
Connecticut Health and Educational Facilities Authority, (Wesleyan University), 3.75%, 7/1/40(1)	2,700	2,700,000
Connecticut Health and Educational Facilities Authority, (Yale University):
0.375% to 7/12/24 (Put Date), 7/1/35	1,000	990,370
2.00% to 7/1/26 (Put Date), 7/1/42	1,785	1,716,099
2.80% to 2/10/26 (Put Date), 7/1/48	2,000	1,957,740
Series V-1, 3.70%, 7/1/36(2)	1,000	1,000,000
Series V-2, 3.50%, 7/1/36(2)	1,000	1,000,000
University of Connecticut, 5.50%, 11/15/53	1,500	1,672,815
		$ 28,125,365
Escrowed/Prerefunded — 1.4%
Connecticut Higher Education Supplemental Loan Authority:
(AMT), Prerefunded to 5/15/24, 4.00%, 11/15/30	$415	$ 414,971
(AMT), Prerefunded to 11/15/25, 4.125%, 11/15/33	150	150,433
Greater New Haven Water Pollution Control Authority, CT, Prerefunded to 8/15/24, 5.00%, 8/15/32	1,000	1,003,290
		$ 1,568,694
General Obligations — 22.1%
Colchester, CT, 4.00%, 10/15/28	$440	$ 441,368
Connecticut:
4.00%, 6/15/34	1,500	1,503,195
4.00%, 1/15/38	1,000	1,017,440
4.00%, 6/15/39	300	304,812
4.00%, 6/15/41	300	301,677
Social Bonds, 4.00%, 1/15/43	1,000	1,001,980
Social Bonds, 5.00%, 11/15/42	1,500	1,644,825
Darien, CT, 4.00%, 4/15/48	1,125	1,093,016
East Haddam, CT:
3.00%, 12/1/35	400	369,876
3.00%, 12/1/37	335	296,532
East Lyme, CT, 5.00%, 8/8/24	1,500	1,503,240

Eaton Vance
Connecticut Municipal Income Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Ellington, CT:
3.00%, 9/15/33	$280	$ 262,646
3.00%, 9/15/35	210	191,537
Groton, CT:
Green Bonds, 4.00%, 4/1/40	1,410	1,417,995
Green Bonds, 4.125%, 4/1/41	1,410	1,422,591
Naugatuck, CT, 5.25%, 10/15/43	275	301,557
North Haven, CT, 5.00%, 7/15/25	1,490	1,518,965
Norwalk, CT, 4.00%, 8/15/47	1,425	1,406,931
Puerto Rico:
0.00%, 7/1/33	750	492,105
5.625%, 7/1/27	340	353,682
5.625%, 7/1/29	1,250	1,348,800
South Windsor, CT, 4.00%, 2/1/43	1,425	1,425,128
Waterbury, CT, 5.00%, 8/1/37	1,150	1,268,404
West Haven, CT, 4.00%, 9/15/36	1,500	1,480,785
Windsor Locks, CT:
4.125%, 7/15/41	640	653,171
4.25%, 7/15/48	1,280	1,290,778
		$ 24,313,036
Hospital — 7.5%
Connecticut Health and Educational Facilities Authority, (Connecticut Children's Medical Center), 4.00%, 7/15/43	$1,535	$ 1,455,763
Connecticut Health and Educational Facilities Authority, (Nuvance Health), 4.00%, 7/1/49	1,500	1,286,115
Connecticut Health and Educational Facilities Authority, (Stamford Hospital), 4.00%, 7/1/46	1,620	1,402,774
Connecticut Health and Educational Facilities Authority, (Trinity Health Corp.), 5.00%, 12/1/33	2,000	2,055,420
Connecticut Health and Educational Facilities Authority, (Yale-New Haven Health):
5.00%, 7/1/31	500	500,770
5.00%, 7/1/34	1,520	1,521,900
		$ 8,222,742
Housing — 7.8%
Connecticut Housing Finance Authority:
4.00%, 11/15/38	$750	$ 701,535
(SPA: TD Bank, N.A.), 3.77%, 11/15/50(1)	2,250	2,250,000
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.00%, 5/15/35	700	691,565
Social Bonds, 4.20%, 11/15/38	1,000	998,010
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.55%, 11/15/37	1,000	1,020,170
Security	Principal Amount (000's omitted)	Value
Housing (continued)
Connecticut Housing Finance Authority: (continued)
Sustainability Bonds, 4.05%, 11/15/42	$1,000	$ 970,740
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.45%, 11/15/44	2,000	2,001,020
		$ 8,633,040
Insured - Education — 4.1%
Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School):
(AMBAC), Escrowed to Maturity, 5.25%, 7/1/30	$1,950	$ 2,203,559
(AMBAC), Escrowed to Maturity, 5.25%, 7/1/31	2,050	2,355,839
		$ 4,559,398
Insured - General Obligations — 7.8%
Bridgeport, CT, (AGM), 5.00%, 8/15/33	$2,455	$ 2,538,568
Hamden, CT, (BAM), 5.00%, 8/15/32	1,375	1,541,815
New Britain, CT:
(BAM), 4.00%, 3/1/47	2,000	1,919,840
(BAM), 5.00%, 3/1/47	1,000	1,052,540
New Haven, CT:
(AGM), 5.00%, 8/1/25	1,000	1,002,630
(BAM), 5.25%, 8/1/43	500	542,965
		$ 8,598,358
Insured - Hospital — 0.9%
Connecticut Health and Educational Facilities Authority, (Hartford HealthCare Obligated Group), (AGM), 4.00%, 7/1/37	$1,000	$ 994,920
		$ 994,920
Insured - Water and Sewer — 3.1%
South Central Connecticut Regional Water Authority, (NPFG), 5.25%, 8/1/24	$3,420	$ 3,431,662
		$ 3,431,662
Senior Living/Life Care — 2.0%
Connecticut Health and Educational Facilities Authority, (Covenant Home, Inc.):
5.00%, 12/1/25	$500	$ 503,205
5.00%, 12/1/34	1,000	1,008,480
Connecticut Health and Educational Facilities Authority, (Jerome Home), 4.00%, 7/1/31	235	221,929
Connecticut Health and Educational Facilities Authority, (McLean Affiliates, Inc.), 5.00%, 1/1/45(3)	500	417,825
		$ 2,151,439

Eaton Vance
Connecticut Municipal Income Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 3.7%
American Samoa Economic Development Authority, 5.00%, 9/1/38(3)	$200	$ 195,060
Connecticut, Special Tax Obligation Bonds:
4.00%, 8/1/35	2,000	2,003,740
5.00%, 7/1/39	500	561,095
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	1,360	1,360,150
		$ 4,120,045
Student Loan — 1.6%
Connecticut Higher Education Supplemental Loan Authority:
(AMT), 4.00%, 11/15/36	$600	$ 567,480
(AMT), 4.25%, 11/15/38	695	653,731
(AMT), 5.00%, 11/15/28	250	261,305
(AMT), 5.00%, 11/15/29	225	237,233
		$ 1,719,749
Transportation — 0.8%
Connecticut Airport Authority, (Ground Transportation Center), (AMT), 4.00%, 7/1/49	$1,000	$ 883,530
		$ 883,530
Water and Sewer — 2.7%
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), (SPA: TD Bank, N.A.), 3.75%, 6/15/49(2)	$1,500	$ 1,500,000
Stamford, CT, (Water Pollution Control System):
4.00%, 4/1/44	1,000	986,550
5.00%, 9/15/29	200	204,114
5.00%, 9/15/30	125	127,488
5.00%, 4/1/34	100	109,583
		$ 2,927,735
Total Tax-Exempt Municipal Obligations (identified cost $102,817,809)		$102,345,963

Taxable Municipal Obligations — 3.9%
Security	Principal Amount (000's omitted)	Value
Education — 0.2%
Connecticut Health and Educational Facilities Authority, (Avon Old Farms School), 1.65%, 7/1/24	$300	$ 297,942
		$ 297,942
Security	Principal Amount (000's omitted)	Value
General Obligations — 3.7%
Connecticut:
2.40%, 8/15/24	$1,000	$ 991,000
3.136%, 4/15/25	770	754,169
Naugatuck, CT:
1.14%, 9/15/26	200	181,802
1.40%, 9/15/27	250	221,133
1.60%, 9/15/28	255	220,187
1.79%, 9/15/29	750	633,262
Norwalk, CT, 1.381%, 7/15/29	1,000	833,240
Watertown, CT, 2.25%, 10/15/33	290	218,617
		$ 4,053,410
Total Taxable Municipal Obligations (identified cost $4,622,904)		$ 4,351,352

Trust Units — 0.5%
Security	Notional Amount (000's omitted)	Value
Transportation — 0.5%
HTA TRRB 2005L-745190R75 Assured Custodial Trust, 5.25%, 7/1/41	$550	$ 538,522
Total Trust Units (identified cost $554,361)		$ 538,522
Total Investments — 98.2% (identified cost $108,923,074)		$108,193,640
Other Assets, Less Liabilities — 1.8%		$ 1,959,546
Net Assets — 100.0%		$110,153,186
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at April 30, 2024.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at April 30, 2024.

Eaton Vance
Connecticut Municipal Income Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2024, the aggregate value of these securities is $612,885 or 0.6% of the Fund's net assets.
The Fund invests primarily in debt securities issued by Connecticut municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At April 30, 2024, 16.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 3.2% to 4.7% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
NPFG	– National Public Finance Guarantee Corp.
SPA	– Standby Bond Purchase Agreement
The Fund did not have any open derivative instruments at April 30, 2024.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 957,803	$ —	$ 957,803
Tax-Exempt Municipal Obligations	—	102,345,963	—	102,345,963
Taxable Municipal Obligations	—	4,351,352	—	4,351,352
Trust Units	—	538,522	—	538,522
Total Investments	$ —	$108,193,640	$ —	$108,193,640

Eaton Vance
Connecticut Municipal Income Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semi-annual or annual report to shareholders.